INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Intangible Asset, Indefinite-Lived [Line Items]
Amortization expense	$ 1,709,501	$ 1,106,853	$ 766,923
Currency translation differences	21,504	5,653	1,031
Intangible asset written off	0	180,361	0
Impairment of intangible assets	0	0	0
Other Intangible Assets [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Currency translation differences	$ 271,689	$ 48,191	$ 8,893